Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 273,288	¥ 273,471
Short-term investments in debt and equity securities (Notes 3 and 4)	47,175	44,012
Other short-term investments (Note 3)	158,765	201,817
Trade receivables
Notes (Note 7)	19,349	19,536
Accounts (Notes 7 and 10)	225,578	208,404
Less allowances for doubtful accounts and sales returns (Note 6)	(4,583)	(4,795)
Trade Accounts And Notes Receivable, Net, Current, Total	240,344	223,145
Inventories (Note 5)	270,336	232,899
Advance payments	68,685	72,207
Deferred income taxes (Note 16)	45,049	43,035
Other current assets (Notes 4, 6, 8, 10 and 13)	40,961	38,915
Total current assets	1,144,603	1,129,501
Investments and advances:
Investments in and advances to affiliates and unconsolidated subsidiaries (Notes 6 and 7)	1,597	1,219
Long-term investments in debt and equity securities (Notes 3 and 4)	372,779	377,075
Other long-term investments (Notes 3, 4 and 6)	17,501	15,585
Total investments and advances	391,877	393,879
Property, plant and equipment (Notes 4 and 10):
Land	60,600	59,638
Buildings	301,911	288,992
Machinery and equipment	719,146	706,474
Construction in progress	17,035	7,227
Less accumulated depreciation	(838,155)	(814,577)
Total property, plant and equipment	260,537	247,754
Goodwill (Notes 2 and 9)	89,039	64,701
Intangible assets (Notes 2, 9 and 10)	49,653	42,160
Other assets (Notes 6, 8, 10 and 16)	58,394	68,571
Total assets	1,994,103	1,946,566
Current liabilities:
Short-term borrowings (Note 10)	4,062	7,852
Current portion of long-term debt (Notes 4 and 10)	10,610	10,687
Trade notes and accounts payable	102,699	101,265
Other notes and accounts payable	60,993	61,226
Accrued payroll and bonus	49,880	49,092
Accrued income taxes	13,496	18,069
Other accrued liabilities (Note 14)	29,940	24,337
Other current liabilities (Notes 4, 13 and 16)	29,368	28,087
Total current liabilities	301,048	300,615
Non-current liabilities:
Long-term debt (Notes 4 and 10)	21,197	24,538
Accrued pension and severance liabilities (Note 11)	32,441	28,924
Deferred income taxes (Note 16)	90,179	90,005
Other non-current liabilities (Note 16)	14,997	19,125
Total non-current liabilities	158,814	162,592
Total liabilities	459,862	463,207
Commitments and contingencies (Note 14)
Kyocera Corporation shareholders' equity (Note 15):
Common stock: Authorized 600,000 shares Issued 191,309 shares	115,703	115,703
Additional paid-in capital	162,617	162,336
Retained earnings	1,324,052	1,268,548
Accumulated other comprehensive income	(81,639)	(75,633)
Common stock in treasury, at cost: 7,796 shares at March 31, 2011 and 7,865 shares at March 31, 2012	(51,228)	(50,691)
Total Kyocera Corporation shareholders' equity	1,469,505	1,420,263
Noncontrolling interests	64,736	63,096
Total equity	1,534,241	1,483,359
Total liabilities and equity	¥ 1,994,103	¥ 1,946,566